Contingencies	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
Legal Proceedings
The Company is involved in a number of legal proceedings. The Company has made accruals with respect to these matters, where appropriate, which are reflected in the Company's Consolidated Financial Statements. For some matters, a liability is not probable or the amount cannot be reasonably estimated and therefore an accrual has not been made. However, where a liability is reasonably possible and may be material, such matters have been disclosed. The Company may enter into discussions regarding settlement of these matters, and may enter into settlement agreements, if it believes settlement is in the best interest of the Company's shareholders.
Unless stated otherwise, the matters, or groups of related matters, discussed below, if decided adversely to or settled by the Company, individually or in the aggregate, may result in a liability material to the Company's financial condition or results of operations.
Wage-and-Hour Class Action: The Company is a defendant in Braun/Hummel v. Wal-Mart Stores, Inc., a class-action lawsuit commenced in March 2002 in the Court of Common Pleas in Philadelphia, Pennsylvania. The plaintiffs allege that the Company failed to pay class members for all hours worked and prevented class members from taking their full meal and rest breaks. On October 13, 2006, a jury awarded back-pay damages to the plaintiffs of approximately $78 million on their claims for off-the-clock work and missed rest breaks. The jury found in favor of the Company on the plaintiffs' meal-period claims. On November 14, 2007, the trial judge entered a final judgment in the approximate amount of $188 million, which included the jury's back-pay award plus statutory penalties, prejudgment interest and attorneys' fees. By operation of law, post-judgment interest accrues on the judgment amount at the rate of six percent per annum from the date of entry of the judgment, which was November 14, 2007, until the judgment is paid, unless the judgment is set aside on appeal. On December 7, 2007, the Company filed its Notice of Appeal. On June 10, 2011, the Pennsylvania Superior Court of Appeals issued an opinion upholding the trial court's certification of the class, the jury's back pay award, and the awards of statutory penalties and prejudgment interest, but reversing the award of attorneys' fees. On September 9, 2011, the Company filed a Petition for Allowance of Appeal with the Pennsylvania Supreme Court. On July 2, 2012, the Pennsylvania Supreme Court granted the Company's Petition. On December 15, 2014, the Pennsylvania Supreme Court issued its opinion affirming the Superior Court of Appeals' decision. At that time, the Company recorded expenses of $249 million for the judgment amount and post-judgment interest incurred to date. The Company will continue to accrue for the post-judgment interest until final resolution. However, the Company continues to believe it has substantial factual and legal defenses to the claims at issue, and, on March 13, 2015, the Company filed a petition for writ of certiorari with the U.S. Supreme Court. On April 20, 2015, the plaintiffs filed their response in opposition and on May 4, 2015, the Company filed its reply brief.
ASDA Equal Value Claims: ASDA Stores, Ltd. ("ASDA"), a wholly-owned subsidiary of the Company, is a defendant in over 7,000 "equal value" claims that are proceeding before an Employment Tribunal in Manchester (the "Employment Tribunal") in the United Kingdom ("UK") on behalf of current and former ASDA store employees, who allege that the work performed by female employees in ASDA's retail stores is of equal value in terms of, among other things, the demands of their jobs to that of male employees working in ASDA's warehouse and distribution facilities, and that the disparity in pay between these different job positions is not objectively justified. Claimants are requesting differential back pay based on higher wage rates in the warehouse and distribution facilities and those higher wage rates on a prospective basis as part of these equal value proceedings. ASDA believes that further claims may be asserted in the near future. On March 23, 2015, ASDA asked the Employment Tribunal to stay all proceedings, contending that the High Court, which is the superior first instance civil court in the UK that is headquartered in the Royal Courts of Justice in the City of London, is the more convenient and appropriate forum to hear these claims. On March 23, 2015, ASDA also asked the Employment Tribunal to "strike out" substantially all of the claims for failing to comply with Employment Tribunal rules. On July 23, 2015, the Employment Tribunal denied ASDA's requests to stay all proceedings and to "strike out" substantially all of the claims. On September 2, 2015, ASDA filed a Notice of Appeal with the Employment Appeal Tribunal seeking to appeal both rulings. On October 14, 2015, the Employment Appeal Tribunal denied ASDA's requests for an appeal. Following additional argument and proceedings, the issue of "strike out" and the scope of Employment Tribunal Rules are subject of further appellate review by the Employment Appeal Tribunal but the request to appeal the stay issue was denied by the Employment Appeal Tribunal. On March 8, 2016, ASDA filed a notice of appeal with the Court of Appeals seeking to appeal the Employment Appeal Tribunal's decision to disallow an appeal of the stay issue. At present, the Company cannot predict the number of such claims that may be filed, and cannot reasonably estimate any loss or range of loss that may arise from these proceedings. The Company believes it has substantial factual and legal defenses to these claims, and intends to defend the claims vigorously.
FCPA Investigation and Related Matters
The Audit Committee (the "Audit Committee") of the Board of Directors of the Company, which is composed solely of independent directors, is conducting an internal investigation into, among other things, alleged violations of the U.S. Foreign Corrupt Practices Act ("FCPA") and other alleged crimes or misconduct in connection with foreign subsidiaries, including Wal-Mart de México, S.A.B. de C.V. ("Walmex"), and whether prior allegations of such violations and/or misconduct were appropriately handled by the Company. The Audit Committee and the Company have engaged outside counsel from a number of law firms and other advisors who are assisting in the on-going investigation of these matters.
The Company is also conducting a voluntary global review of its policies, practices and internal controls for anti-corruption compliance. The Company is engaged in strengthening its global anti-corruption compliance program through appropriate remedial anti-corruption measures.  In November 2011, the Company voluntarily disclosed that investigative activity to the U.S. Department of Justice (the "DOJ") and the Securities and Exchange Commission (the "SEC"). Since the implementation of the global review and the enhanced anti-corruption compliance program, the Audit Committee and the Company have identified or been made aware of additional allegations regarding potential violations of the FCPA. When such allegations are reported or identified, the Audit Committee and the Company, together with their third party advisors, conduct inquiries and when warranted based on those inquiries, open investigations. Inquiries or investigations regarding allegations of potential FCPA violations have been commenced in a number of foreign markets where the Company operates, including, but not limited to, Brazil, China and India.
The Company has been informed by the DOJ and the SEC that it is also the subject of their respective investigations into possible violations of the FCPA. The Company is cooperating with the investigations by the DOJ and the SEC. A number of federal and local government agencies in Mexico have also initiated investigations of these matters. Walmex is cooperating with the Mexican governmental agencies conducting these investigations. Furthermore, lawsuits relating to the matters under investigation have been filed by several of the Company's shareholders against it, certain of its current directors, certain of its former directors, certain of its current and former officers and certain of Walmex's current and former officers.
The Company could be exposed to a variety of negative consequences as a result of the matters noted above. There could be one or more enforcement actions in respect of the matters that are the subject of some or all of the on-going government investigations, and such actions, if brought, may result in judgments, settlements, fines, penalties, injunctions, cease and desist orders, debarment or other relief, criminal convictions and/or penalties. The shareholder lawsuits may result in judgments against the Company and its current and former directors and officers named in those proceedings. The Company cannot predict at this time the outcome or impact of the government investigations, the shareholder lawsuits, or its own internal investigations and review. In addition, the Company has incurred and expects to continue to incur costs in responding to requests for information or subpoenas seeking documents, testimony and other information in connection with the government investigations, in defending the shareholder lawsuits, and in conducting the review and investigations. These costs will be expensed as incurred. For the fiscal years ended January 31, 2016, 2015 and 2014, the Company incurred the following third-party expenses in connection with the FCPA investigation and related matters:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Ongoing inquiries and investigations	$95	$121	$173
Global compliance program and organizational enhancements	31	52	109
Total	$126	$173	$282

These matters may require the involvement of certain members of the Company's senior management that could impinge on the time they have available to devote to other matters relating to the business. The Company expects that there will be on-going media and governmental interest, including additional news articles from media publications on these matters, which could impact the perception among certain audiences of the Company's role as a corporate citizen.
The Company's process of assessing and responding to the governmental investigations and the shareholder lawsuits continues. While the Company believes that it is probable that it will incur a loss from these matters, given the on-going nature and complexity of the review, inquiries and investigations, the Company cannot reasonably estimate any loss or range of loss that may arise from these matters. Although the Company does not presently believe that these matters will have a material adverse effect on its business, given the inherent uncertainties in such situations, the Company can provide no assurance that these matters will not be material to its business in the future.